Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Schedule of Property Plant and Equipment

	Mineral- bearing land $m	Land and buildings $m	Plant and machinery $m	Assets in course of construction $m	Total $m
At 31 December 2020
Owned
Cost/deemed cost	4,874	5,928	19,400	612	30,814
Accumulated depreciation (and impairment charges)	(1,176)	(1,847)	(9,984)	(40)	(13,047)
Net carrying amount	3,698	4,081	9,416	572	17,767

At 1 January 2020, net carrying amount	3,687	4,027	9,490	718	17,922
Translation adjustment	82	109	232	13	436
Reclassifications	52	76	440	(572)	(4)
Transfer from leased assets (note 22)	-	5	2	-	7
Additions at cost	28	42	512	414	996
Additions to leased mineral reserves (note 21) (i)	14	-	-	-	14
Arising on acquisition (note 32)	7	42	72	1	122
Disposals at net carrying amount	(8)	(57)	(60)	(2)	(127)
Depreciation charge for year	(108)	(155)	(1,082)	-	(1,345)
Impairment charge for year (ii)	(56)	(8)	(190)	-	(254)
At 31 December 2020, net carrying amount	3,698	4,081	9,416	572	17,767

		Land and buildings $m	Plant and machinery $m	Other $m
Leased right-of-use assets (iv)
At 31 December 2020, net carrying amount (note 22)		1,151	342	57	1,550
Total property, plant and equipment					19,317

The equivalent disclosure for the prior year is as follows:

	Mineral- bearing land $m	Land and buildings $m	Plant and machinery $m	Assets in course of construction $m	Total $m
At 31 December 2019
Owned
Cost/deemed cost	4,670	5,653	18,292	757	29,372
Accumulated depreciation (and impairment charges)	(983)	(1,626)	(8,802)	(39)	(11,450)
Net carrying amount	3,687	4,027	9,490	718	17,922

At 1 January 2019, net carrying amount	3,563	4,419	9,384	680	18,046
Effect of adopting IFRS 16	-	(8)	(22)	4	(26)
Translation adjustment	8	13	52	9	82
Reclassifications	26	87	499	(612)	-
Transfer (to)/from leased assets (note 22)	-	(5)	19	-	14
Additions at cost	43	37	660	634	1,374
Additions to leased mineral reserves (note 21) (i)	96	-	-	-	96
Arising on acquisition (note 32)	66	105	106	7	284
Disposals at net carrying amount	(2)	(450)	(135)	(4)	(591)
Depreciation charge for year (iii)	(113)	(168)	(1,067)	-	(1,348)
Impairment charge for year (ii)	-	(3)	(6)	-	(9)
At 31 December 2019, net carrying amount	3,687	4,027	9,490	718	17,922

		Land and buildings $m	Plant and machinery $m	Other $m
Leased right-of-use assets (iv)
At 31 December 2019, net carrying amount (note 22)		1,221	378	53	1,652
Total property, plant and equipment					19,574

	Mineral- bearing land $m	Land and buildings $m	Plant and machinery $m	Assets in course of construction $m	Total $m
Owned
At 1 January 2019
Cost/deemed cost	4,419	6,269	17,787	720	29,195
Accumulated depreciation (and impairment charges)	(856)	(1,850)	(8,403)	(40)	(11,149)
Net carrying amount	3,563	4,419	9,384	680	18,046

(i)	Additions relating to leased mineral reserves which fall outside the scope of IFRS 16.

(ii)
The combined impairment charge in notes 15 and 22 of $263 million (2019: $9 million; 2018: $43 million) principally rel
a
tes to the write-down of specific assets relating to our UK business within our Europe Materials segment following a strategic review of its operational footprint, together with impairments booked in respect of two CGUs in the same segment. An extended period of lower than anticipated demand and reduced price growth resulting from the combined economic impacts of Brexit and
COVID-19
were the primary drivers of the impairment charge. The recoverable amount of these assets is their value-in-use
of $185 million and is calculated using real
pre-tax
discount rates ranging from 7.3% to 7.7%. The charge in 2019 and 2018 includes $1 million and $nil million respectively, relating to discontinued operations.

(iii)	The depreciation charge in 2019 and 2018 includes $37 million and $48 million respectively, relating to discontinued operations.

(iv)	See note 22 for more detailed information on right-of-use assets and lease liabilities of the Group under IFRS 16.

Schedule of Future Purchase Commitments for Property, Plant and Equipment

Future purchase commitments for property, plant and equipment	2020 $m	2019 $m
Contracted for but not provided in the financial statements	423	419
Authorised by the Directors but not contracted for	307	399